EATON VANCE SERIES TRUST II

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the “Registrant”) on behalf of Eaton Vance Income Fund of Boston (the “Fund”) (1933 Act File No. 002-42722) certifies (a) that the forms of Prospectus and Statement of Additional Information dated March 1, 2025 used with respect to the Fund, do not differ from those contained in Post-Effective Amendment No. 128 (“Amendment No. 128”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 128 was filed electronically with the Commission (Accession No. 0000940394-25-000237) on February 26, 2025.

EATON VANCE SERIES TRUST II on behalf of Eaton Vance Income Fund of Boston

By:	/s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo, Esq. Secretary

Date: March 5, 2025